Going Concern - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 Lenders	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2015 Lessors
Debt Instrument [Line Items]
Amount relates to noncompliance covenants	$ 6,587,107	$ 8,641,052
Number of Group's lenders requested accelerated repayment	1
Debt repayable in next twelve months	6,678,549
Loan covenant violations included in current portion of long-term debt	4,297,512
Total liabilities exceeded total assets	(2,644,671)	811,820	3,539,657	5,365,326
Subsequent Event [Member]
Debt Instrument [Line Items]
Number of Group's lessors requested accelerated repayment					1
Loan Agreements [Member]
Debt Instrument [Line Items]
Amount relates to noncompliance covenants	$ 6,378,459